SHARE CAPITAL (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Risk-free interest rate	1.87%	0.86%
Share price at grant date	$ 0.27	$ 0.44
Exercise price	$ 0.27	$ 0.41
Expected life	5.00 years	5.00 years
Expected volatility	63.97%	67.89%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	$ 0	$ 0